PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Costs capitalized to construction in progress	$ 131,854	$ 67,974
Depreciation and amortization expenses of property and equipment	113,028	111,335	$ 139,891
Property, Plant and Equipment, Gross	3,780,769	3,361,985
Accumulated depreciation, depletion and amortization, property, plant and equipment	912,705	$ 805,945
Reversion Assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	144,824
Accumulated depreciation, depletion and amortization, property, plant and equipment	$ 41,976